Impairment Testing (Tables)	12 Months Ended
Dec. 31, 2021
Impairment Testing [Abstract]
Intangible assets with an indefinite useful life
The carrying amounts of intangible assets with an indefinite useful life are as follows:

As of December 31
2021	2020
$ millions	$ millions

Goodwill
Phosphate Solutions	114	116
Industrial Products	91	94
Innovative Ag. Solutions*	260	73
Potash	19	19
Other	18	18
	502	320

Trademarks	32	33

	534	353

*      The increase is mainly from the acquisitions of Fertiláqua and ADS businesses. For further information, see Note 8B.